Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2022	$ 12
2023	12
2024	13
2025	13
2026	13
2027-2031	63
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
2027-2031	0
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
2022	1
2023	1
2024	1
2025	1
2026	1
2027-2031	$ 6